ACCOUNTS RECEIVABLE AND OTHER - Schedule Of Change In Balance Of Timberlands And Other Agricultural Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in property, plant and equipment [abstract]
Balance, beginning of year	$ 387	$ 355
Additions, net of disposals	78	58
Fair value adjustments	21	30
Decrease due to harvest	(103)	(76)
Foreign currency changes	7	20
Balance, end of year	$ 390	$ 387